INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Provision for (benefit from) income taxes	$ 32,000	$ (88,000)	$ 1,300,000	$ 370,000
Pre-tax income (loss)	$ (1,724,000)	$ (2,986,000)	$ (3,470,000)	$ 2,568,000
Effective income tax rate	(2.00%)	3.00%	(37.50%)	14.40%
U.S. Federal statutory rate	21.00%		21.00%	21.00%
Unrecognized tax benefits	$ 60,000		$ 60,000	$ 60,000	$ 360,000
Income tax penalties and interest accrued	34,000		33,000	$ 27,000
Possible decrease of unrecognized tax benefits	$ 0		$ 0